Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2010	$ 244,133	$ 66		$ 75,166	$ 168,901
Net income	89,734				89,734
Issuance of common stock	39,637	5		39,632
Share based compensation	120			120
Dividends(per common share)	(41,782)				(41,782)
Balance at Dec. 31, 2011	331,842	71		114,918	216,853
Net income	96,120				96,120
Issuance of common stock	35,237	6		35,231
Share based compensation	120			120
Dividends(per common share)	(37,463)				(37,463)
Balance at Dec. 31, 2012	425,856	77		150,269	275,510
Net income	83,257				83,257
Issuance of common stock	47,980	6		47,974
Issuance of preferred stock	38,865		16	38,849
Share based compensation	120			120
Dividends(per preferred share)	(1,235)				(1,235)
Dividends(per common share)	(16,507)				(16,507)
Balance at Dec. 31, 2013	$ 578,336	$ 83	$ 16	$ 237,212	$ 341,025